AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 31, 1999

                                                            File No. 333-73239

--------------------------------------------------------------------------------

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                      FORM N-14

                           REGISTRATION STATEMENT UNDER THE
                               SECURITIES ACT OF 1933        /X/

                 PRE-EFFECTIVE AMENDMENT NO. 1                   /X/

                 POST-EFFECTIVE AMENDMENT NO. ____               /X/

                                  STI CLASSIC FUNDS
                  (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                   2 OLIVER STREET
                             BOSTON, MASSACHUSETTS 02109
                  (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

           REGISTRANT'S TELEPHONE NUMBER INCLUDING AREA CODE (800) 342-5734

                                      MARK NAGLE
                             C/O SEI INVESTMENTS COMPANY
                               ONE FREEDOM VALLEY ROAD
                               OAKS, PENNSYLVANIA 19456
                       (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                      Copies to:

RICHARD W. GRANT, ESQ.                            JOHN H. GRADY, JR., ESQ.
MORGAN, LEWIS & BOCKIUS LLP                       MORGAN, LEWIS & BOCKIUS LLP
1701 MARKET STREET                                1701 MARKET STREET
PHILADELPHIA, PA 19103                            PHILADELPHIA, PA 19103

--------------------------------------------------------------------------------

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

--------------------------------------------------------------------------------

                                  STI CLASSIC FUNDS


                             ITEMS REQUIRED BY FORM N-14

Cross reference sheets, Part A and Part B are herein incorporated by reference to the Registrant's Registration Statement filed on Form N-14 with the SEC via EDGAR Accession No. 0000104769-99-008150 on March 2, 1999.

                                  STI CLASSIC FUNDS

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                      FORM N-14

                            PRE-EFFECTIVE AMENDMENT NO. 1

                                        PART C

                                  OTHER INFORMATION


Item 15.       INDEMNIFICATION.

Article VIII of the Registrant's Agreement and Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 16.  Exhibits

          (1) Agreement and Declaration of Trust -- originally filed with Registrant's Registration Statement on Form N-1A filed February 12, 1992 and incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

          (2)(a) By-Laws -- originally filed with Registrant's Pre-Effective Amendment No. 1 filed on Form N-1A April 23, 1992 and incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

          (2)(b)    Amended By-Laws -  incorporated by reference to Exhibit
                    (b)(2) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.

          (3)       Not applicable.

          (4) Form of Agreement and Plan of Reorganization - as originally filed with the Registrant's Registration Statement filed on Form N-14 with the SEC via EDGAR Accession No. 0001047469-99-008150 on March 2, 1999.

          (5)       Not applicable.

          (6)(a) Revised Investment Advisory Agreement with Trusco Capital Management, Inc. -- as originally filed with Registrant's Post-Effective Amendment No. 5 filed August 2, 1993 on Form N-1A and incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on

                    Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

          (6)(b) Investment Advisory Agreement with American National Bank and Trust Company -- as originally filed with Registrant's Post-Effective Amendment No. 6 filed on Form N-1A
                    October 22, 1993 and as Exhibit 5(d) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC on Form N-1A via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

          (6)(c) Investment Advisory Agreement with Sun Bank Capital Management, National Association (now STI Capital Management, N.A. -- as originally filed with Registrant's Post-Effective Amendment No. 6 on Form N-1A filed October 22, 1993 and incorporated by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC on Form N-1A via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.


          (6)(d) Investment Advisory Agreement with Trust Company Bank (now SunTrust Bank, Atlanta) -- as originally filed with Registrant's Post-Effective Amendment No. 6 on Form N-1A filed October 22, 1993 and incorporated by reference to Exhibit D(4) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 00001047469-98-028802 on July 30, 1998.

          (7)(a)    Distribution Agreement -- incorporated by reference to
                    Exhibit 6 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.

          (8)       Not applicable.

          (9)(a) Custodian Agreement with Trust Company Bank dated February 1, 1994 -- originally filed with Registrant's Post-Effective Amendment No. 13 on Form N-1A filed September 28, 1995 and incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

          (9)(b) Custodian Agreement with the Bank of California -- incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

          (9)(c) Fourth Amendment to Custodian Agreement by and between STI Trust & Investment Operations, Inc. and The Bank of New York dated May 6, 1997 -- incorporated by reference to Exhibit 8(d) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.

          (10)      Not applicable.

          (11) Opinion and Consent of Morgan, Lewis & Bockius LLP that shares will be validly issued, fully paid and non-assessable
                    - incorporated to the Registrant's Registration Statement filed on Form N-14 with the SEC via EDGAR Accession No. 0000104769-99-008150 on March 2, 1999.


          (12) Opinion and Consent of Hunton & Williams as to tax matters and consequences is filed herewith.

          (13)(a) Transfer Agent Agreement with Federated Services Company dated May 14, 1994 -- originally filed with Post-Effective Amendment No. 9 on Form N-1A filed September 22, 1994 and incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

          (13)(b) Administration Agreement with SEI Financial Management Corporation dated May 29, 1995 -- originally filed with Post-Effective Amendment No. 12 on Form N-1A filed
                    August 17, 1995 and incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

          (13)(c) Consent to Assignment and Assumption of the Administration Agreement between STI Classic Funds and SEI Financial Management Corporation -- incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 21 to the
                    Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No.
                    0000912057-97-032207 on September 30, 1997.

          (14)(a)   Consent of Arthur Andersen LLP is filed herewith.

          (14)(b)   Consent of Deloitte & Touche LLP is filed herewith.

          (15)      Not applicable.

          (16)      Not applicable.

          (17)(a) Prospectuses and SAIs for the Trust Shares, Investor Shares, and Flex Shares of STI Classic Funds dated October 1,
                    1998 - incorporated by reference to the Rule 497(e) filing on Form N-1A with the SEC via EDGAR accession number 0001047469-98-036330 as filed October 2, 1998.

          (17)(b) Prospectuses and SAIs for Trust Class Shares of the CrestFunds dated March 31, 1998 incorporated by reference to the Rule 497(e) filing on Form N-1A with the SEC via EDGAR accession number 0000916641-98-000435 as filed on April 7, 1998.

          (17)(c) Prospectus and SAI for the Investor Class A and B Shares of the CrestFunds dated March 31, 1998 - incorporated by reference to the Rule 485(b) filing on Form N-1A with the SEC via EDGAR accession number 0000916641-98-000390 as filed March 31, 1998.

          (17)(d) Audited Financial Statements for the STI Classic Funds dated May 31, 1998 - incorporated by reference to the N-30 D filing with the SEC via EDGAR accession number 0000935069-98-000125 as filed July 30, 1998.

          (17)(e) Audited Financial Statements for the Money Market Funds of the STI Classic Funds dated May 31, 1998 - incorporated by reference to the N-30D filing with the SEC via EDGAR accession number 0000935069-98-000125 as filed July 30, 1998.

          (17)(f) Semi-Annual Financial Report for the Money Market Funds of the STI Classic Funds dated November 30, 1998 - incorporated by reference to the N-30D filing with the SEC via EDGAR accession number 0000935069-99-000011 as filed on January 28, 1999.

          (17)(g) Semi-Annual Financial Report for the STI Classic Funds dated November 30, 1998 - incorporated by reference to the N-30D filing with the SEC via EDGAR accession number 0000935069-99-0009 as filed on January 28, 1999.

          (17)(h) Audited Financial Statements for the CrestFunds dated November 30, 1998 - incorporated by reference to the N-30D filing with the SEC via EDGAR accession number 0000935069-99-00012 as filed January 28, 1999.

          (17)(i) Pro Forma Financial Statements as originally filed with the Registrant's Registration Statement filed on Form N-14 with the SEC via EDGAR Accession No. 0001047469-99-008150 on March 2, 1999.

Item 17.  Undertakings.

     The registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          The registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                     SIGNATURES

     As required by the Securities Act of 1933 this Registration Statement has been signed on behalf of STI Classic Funds in the city of Oaks, and state of, Pennsylvania on the 26th day of March, 1999.


                                        STI Classic Funds
                                        By:  /s/ Mark Nagle
                                            ------------------------------------
                                            Mark Nagle, President and Chief
                                            Executive Officer

     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:


                 *                 Trustee                       March 26, 1999
     ----------------------
     F. Wendell Gooch

                 *                 Trustee                       March 26, 1999
     ----------------------
     Daniel S. Goodrum

                 *                 Trustee                       March 26, 1999
     ----------------------
     Jesse S. Hall

                 *                 Trustee                       March 26, 1999
     ----------------------
     Wilton Looney

                 *                 Trustee                       March 26, 1999
     ----------------------
     Champney A. McNair

                 *                 Trustee                       March 26, 1999
     ----------------------
     T. Gordy Germany

                 *                 Trustee                       March 26, 1999
     ----------------------
     Bernard F. Sliger

                 *                 Trustee                       March 26, 1999
     ----------------------
     Jonathan T. Walton

                 *                 Trustee                       March 26, 1999
     ----------------------
     William H. Cammack

                 *                 Controller, Treasurer &       March 26, 1999
     ----------------------        Chief Financial Officer
     Carol Rooney

      /s/ Mark Nagle               President & Chief             March 26, 1999
     ----------------------        Executive Officer
     Mark Nagle


*  By:  /s/ Mark Nagle
       ----------------------------------
       Mark Nagle, With Power of Attorney
       previously filed

                                    Exhibit Index

(1) Agreement and Declaration of Trust -- originally filed with Registrant's Registration Statement on Form N-1A filed February 12, 1992 and incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 15 on to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(2)(a) By-Laws -- originally filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed April 23, 1992 and incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(2)(b) Amended By-Laws -- incorporated by reference to Exhibit (b)(2) of Post-Effective Amendment No. 23 on Form N-1A to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.

(3)       Not applicable.

(4) Form of Agreement and Plan of Reorganization - as originally filed with the Registrant's Registration Statement filed on Form N-14 with the SEC via EDGAR Accession No. 0001047469-99-008150 on March 2, 1999.

(5)       Not applicable.

(6)(a) Revised Investment Advisory Agreement with Trusco Capital Management, Inc. -- as originally filed with Registrant's Post-Effective Amendment No. 5 on Form N-1A filed August 2, 1993 and incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(6)(b) Investment Advisory Agreement with American National Bank and Trust Company -- as originally filed with Registrant's Post-Effective Amendment No. 6 filed on Form N-1A October 22, 1993 and as Exhibit 5(d) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(6)(c) Investment Advisory Agreement with Sun Bank Capital Management, National Association (now STI Capital Management, N.A. -- as originally filed with Registrant's Post-Effective Amendment No. 6 on Form N-1A filed October 22, 1993 and incorporated by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(6)(d) Investment Advisory Agreement with Trust Company Bank (now SunTrust Bank, Atlanta) -- as originally filed with Registrant's Post-Effective Amendment No. 6 on Form N-1A filed October 22, 1993 and incorporated by reference to Exhibit D(4) of Post-Effective Amendment No. 24 to the Registrant's Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0001047469-98-028802 on July 30, 1998.

(7)(a) Distribution Agreement -- incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.

(8)       Not applicable.

(9)(a) Custodian Agreement with Trust Company Bank dated February 1, 1994 -- originally filed with Registrant's Post-Effective Amendment No. 13 on Form N-1A filed September 28, 1995 and incorporated by reference to
          Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(9)(b) Custodian Agreement with the Bank of California -- incorporated by reference to Exhibit 8(a) of Post- Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(9)(c) Fourth Amendment to Custodian Agreement by and between STI Trust & Investment Operations, Inc. and The Bank of New York dated May 6, 1997 -- incorporated by reference to Exhibit 8(d) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.

(10)      Not applicable.

(11) Opinion and Consent of Morgan, Lewis & Bockius LLP that shares will be validly issued, fully paid and non-assessable - as originally filed with the Registrant's Registration Statement filed on Form N-14 with the SEC via EDGAR Accession No. 0001047469-99-008150 on March 2, 1999.

(12) Opinion and Consent of Hunton & Williams LLP as to tax matters and consequences is filed herewith.

(13)(a) Transfer Agent Agreement with Federated Services Company dated May 14, 1994 -- originally filed with Post-Effective Amendment No. 9 on Form N-1A filed September 22, 1994 and incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(13)(b) Administration Agreement with SEI Financial Management Corporation dated May 29, 1995 -- originally filed with Post-Effective Amendment No. 12 on Form N-1A filed August 17, 1995 and incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(13)(c) Consent to Assignment and Assumption of the Administration Agreement between STI Classic Funds and SEI Financial Management Corporation -- incorporated by reference to
          Exhibit 9(b) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Assession No. 0000912057-97-032207 on September 30, 1997.

(14)(a)   Consent of Arthur Andersen LLP is filed herewith.

(14)(b)   Consent of Deloitte & Touche LLP is filed herewith.

(15)      Not applicable.

(16)      Not applicable.


(17)(a)   Prospectuses and SAIs for the Trust Shares, Investor Shares, and
          Flex Shares of STI Classic Funds dated October 1, 1998 - incorporated by reference to the Rule 497(e) filing on Form N-1A with the SEC via EDGAR accession number 0001047469-98-036330 as filed October 2, 1998.


(17)(b) Prospectus and SAI for the Trust Class Shares of the CrestFunds dated March 31, 1998 - incorporated by reference to the Rule 497(e) filing on Form N-1A with the SEC via EDGAR accession number
          0000916641-98-000435 as filed on April 7, 1998.

(17)(c) Prospectus and SAI for the Investor Class A and B Shares of the CrestFunds dated March 31, 1998 - incorporated by reference to the Rule 485(b) filing on Form N-1A with the SEC via EDGAR accession number 0000916641-98-000390 as filed March 31, 1998.

(17)(d) Audited Financial Statements for the STI Classic Funds dated May 31, 1998 - incorporated by reference to the N-30 D filing with the SEC via EDGAR accession number 0000935069-98-000125 as filed July 30, 1998.

(17)(e) Audited Financial Statements for the Money Market Funds of the STI Classic Funds dated May 31, 1998 - incorporated by reference to the N-30D filing with the SEC via EDGAR accession number
          0000935069-98-000125 as filed July 30, 1998.

(17)(f) Semi-Annual Financial Report for the Money Market Funds of the STI Classic Funds dated November 30, 1998 - incorporated by reference to the N-30D filing with the SEC via EDGAR accession number 0000935069-99-000011 as filed on January 28, 1999.

(17)(g) Semi-Annual Financial Report for the STI Classic Funds dated November 30, 1998 - incorporated by reference to the N-30D filing with the SEC via EDGAR accession number 0000935069-99-0009 as filed on January 28, 1999.

(17)(h) Audited Financial Statements for the CrestFunds dated November 30, 1998 - incorporated by reference to the N-30D filing with the SEC via EDGAR accession number 0000935069-99-00012 as filed January 28, 1999.

(17)(i) Pro Forma Financial Statements as originally filed with the Registrant's Registration Statement filed on Form N-14 with the SEC via EDGAR Accession No. 0001047469-99-008150 on March 2, 1999.